CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 5,561,266	$ 761,891	¥ 4,699,673	¥ 3,561,994
Total cost of revenues		4,407,076	603,767	3,426,967	2,568,115
Gross profit		1,154,190	158,124	1,272,706	993,879
Research and development expenses		1,259,715	172,580	1,264,308	1,332,800
Selling, general and edministrative expense		777,178	106,473	931,467	1,310,207
Other income - related parties		0	0	7,078	22,846
Others, net		464	64	(1,751)	(1,939)
Total operating expenses		(2,036,429)	(278,989)	(2,190,448)	(2,622,100)
Loss from operation		(882,239)	(120,865)	(917,742)	(1,628,221)
Interest income		22,178	3,038	30,503	13,820
Interest expense		133,761	18,325	79,309	44,543
(Loss)/gain from equity method investments		40,329	5,525	(43,065)	(71,928)
Other non-operating income (expenses), net		(34,895)	(4,781)	(9,525)	152,791
Loss before income taxes		(988,388)	(135,408)	(1,019,138)	(1,578,081)
Income tax (expense) benefit		(1,482)	(203)	3,643	(29,065)
Net loss	[1]	(989,870)	(135,611)	(1,015,495)	(1,607,146)
Net loss attributable to non-redeemable noncontrolling interests		57,555	7,885	74,989	42,518
Net loss attributable to redeemable noncontrolling interests		0	0	0	464
Net loss attributable to ECARX Holdings Inc.		(932,315)	(127,726)	(940,506)	(1,564,164)
Accretion of redeemable noncontrolling interests		0	0	0	(714)
Net loss available to ECARX Holdings Inc.		(932,315)	(127,726)	(940,506)	(1,564,878)
Accretion of Redeemable Convertible Preferred Shares		0	0	0	(354,878)
Net loss available to ordinary shareholders		¥ (932,315)	$ (127,726)	¥ (940,506)	¥ (1,919,756)
Loss per ordinary share
Basic loss per share, ordinary shares (in RMB/USD per share) | (per share)	[1]	¥ (2.77)	$ (0.38)	¥ (2.79)	¥ (8.02)
Diluted loss per share, ordinary shares (in RMB/USD per share) | (per share)	[1]	¥ (2.77)	$ (0.38)	¥ (2.79)	¥ (8.02)
Weighted average number of ordinary shares used in computing loss per ordinary share
Weighted average number of ordinary shares, basic (in shares)	[1]	336,641,846	336,641,846	337,407,225	239,296,386
Weighted average number of ordinary shares, diluted (in shares)	[1]	336,641,846	336,641,846	337,407,225	239,296,386
Net loss	[1]	¥ (989,870)	$ (135,611)	¥ (1,015,495)	¥ (1,607,146)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes		(18,927)	(2,593)	41,308	(391,934)
Comprehensive loss		(1,008,797)	(138,204)	(974,187)	(1,999,080)
Comprehensive loss attributable to non-redeemable noncontrolling interests		57,555	7,885	74,989	42,518
Comprehensive loss attributable to redeemable noncontrolling interests		0	0	0	464
Comprehensive loss attributable to ordinary shareholders		(951,242)	(130,319)	(899,198)	(1,956,098)
Sales of goods revenues
Revenues
Total revenues		4,405,485	603,549	3,311,507	2,433,964
Total cost of revenues		3,874,840	530,851	2,733,966	1,970,845
Software license revenues
Revenues
Total revenues		305,985	41,920	444,830	404,469
Total cost of revenues		128,162	17,558	120,289	126,807
Service
Revenues
Total revenues		849,796	116,422	943,336	723,561
Total cost of revenues		¥ 404,074	$ 55,358	¥ 572,712	¥ 470,463

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.